SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Tax:
Deferred tax expense
Tax per financial statements	11	12	31
CHINA
Current Tax:
Current income tax	8	12	31
UNITED STATES
Current Tax:
Current income tax	$ 3